UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio	November 30, 2007

	Principal	Market
Description of Security	Amount	Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 148.9%
Alabama — 0.8%
Camden Industrial Development Board, Weyerhaeuser, (AMT), 6.38%, 12/1/24	$650,000	$687,921
Arizona — 10.9%
Gilbert Industrial Development Authority, S.W. Student Services, (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (b)	1,300,000	1,361,750
Maricopa County Industrial Development Authority, Health Facilities Revenue, Refunding - Catholic Healthcare West, 5.25%, 7/1/32	2,000,000	2,031,520
Pima County Industrial Development Authority, Education Revenue, American Charter Schools, 5.50%, 7/1/26	780,000	763,090
Pima County United School District, (FGIC), 8.38%, 7/1/13	2,450,000	3,063,847
Salt Verde Financial, 5.00%, 12/1/37	2,000,000	1,916,140
		9,136,347
California — 9.5%
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	994,360
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B (AMT), 5.00%, 7/1/27	500,000	467,665
State Communities Development Authority Revenue, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	502,670
State General Obligation, 4.50%, 3/1/30	4,870,000	4,620,169
State of California, 5.00%, 11/1/27	1,250,000	1,278,412
Ventura County California Area Housing Authority, Multifamily Revenue, (AMBAC) (AMT), 5.00%, 12/1/22	100,000	100,576
		7,963,852

Colorado — 15.8%
Douglas County School District Number Re-1 Douglas & Elbert Counties, 5.00%, 12/15/18	1,500,000	1,651,110
Educational and Cultural Facilities Authority, The Classical Academy, (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (b)	2,000,000	2,293,160
Health Facilities Authority, Volunteers of America Care,
5.00%, 7/1/15	280,000	270,052
5.25%, 7/1/27	1,000,000	913,140
Northwest Parkway Public Highway Authority, Zero Coupon Bond, (AMBAC), (Prerefunded 6/15/11 @ 33.455), 3.61%, 6/15/29 (b) (c)	5,000,000	1,473,650
State Health Facilities Authority, 5.90%, 10/1/27	650,000	676,500
State Health Facilities Authority, Covenant Retirement Community, 6.13%, 12/1/33	1,000,000	1,042,210
State Health Facilities Authority, Evangelical Lutheran, 5.00%, 6/1/29	1,000,000	989,610
State Housing and Financial Authority, Multifamily Housing Project, Class II, (AMT), 5.70%, 10/1/42	2,745,000	2,796,386
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project, (AMT), 5.70%, 7/1/18	1,000,000	1,061,680
Water Reserve and Power Development Authority, Clean Water Revenue, 5.90%, 9/1/16	25,000	25,175
		13,192,673
Florida — 5.1%
Palm Beach County, Health Facilities, ACTS Retirement - Lifecomm, 4.50%, 11/15/36	2,120,000	1,801,046
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,127,500
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,298,141
		4,226,687
Georgia — 3.2%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	2,004,780
Fulton County Development Authority, Maxon Atlantic Station, (AMT), 5.13%, 3/1/26	700,000	692,643
		2,697,423

2007 Quarterly Report	1	American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (continued)

	Principal	Market
Description of Security	Amount	Value (a)
Illinois — 2.6%
Health Facility Authority, Lutheran General Hospital,
7.00%, 4/1/08	$280,000	$282,839
7.00%, 4/1/14	500,000	576,180
State Financial Authority, Clare at Water Tower Project, 6.00%, 5/15/25	650,000	652,113
State Financial Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	686,238
		2,197,370
Indiana — 3.6%
Health Facility Authority, Columbus Hospital, (FSA), 7.00%, 8/15/15	2,670,000	3,050,902
Iowa — 5.8%
Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	801,224
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,690
State Higher Education Loan Authority, Simpson College,
5.00%, 12/1/27	430,000	410,130
5.10%, 12/1/35	290,000	273,131
State Higher Education Loan Authority, Wartburg College, 5.05%, 10/1/24	1,555,000	1,525,859
State Higher Education Loan Authority, Wartburg College, (ACA), (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (b)	750,000	820,703
		4,832,737
Louisiana — 1.1%
Rapides Financial Authority Revenue, Cleco Power LLC Project, (AMBAC), (AMT), 4.70%, 11/1/36	1,000,000	947,620
Massachusetts — 3.4%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT), 6.50%, 9/1/35	490,000	491,392
State Development Financing Agency Revenue, Adventcare Project, 6.75%, 10/15/37	650,000	630,480
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A (ACA), 5.13%, 6/1/31	1,825,000	1,719,278
		2,841,150
Minnesota — 10.2%
Cuyuna Range Hospital District, Health Facility Authority Revenue
5.00%, 6/1/29	1,000,000	887,810
5.50%, 6/1/35	1,000,000	917,990
Glencoe Health Care Facilities, Glencoe Regional Health Services, (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	900,000	1,014,912
Maplewood Multifamily Revenue, Carefree Cottages II, (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,003,000
Marshall Health Care Facility, Weiner Medical Center, 6.00%, 11/1/28	500,000	520,905
Minneapolis Health Care System, Allina Health System, (Prerefunded 11/15/12 @ 100), 6.00%, 11/15/23 (b)	565,000	633,144
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,379,476
State Agricultural & Economic Development Board, Health Care System, 6.38%, 11/15/29	30,000	31,566
Stillwater Health Care Revenue, Health System Obligation Group, Prairie State Project, 5.00%, 6/1/35	1,550,000	1,507,112
Worthington Housing Authority, Meadows Worthington Project, 5.25%, 11/1/28	675,000	615,087
		8,511,002
Missouri — 4.8%
North Central Missouri Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	970,130
State Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	3,000,000	3,079,200
		4,049,330
Montana — 1.8%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	1,500,000	1,494,285

2007 Quarterly Report	2	American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (continued)

	Principal	Market
Description of Security	Amount	Value (a)
Nevada — 0.5%
State Department of Business and Industry, Las Ventanas Retirement Project,
6.00%, 11/15/14	$250,000	$208,867
6.75%, 11/15/23	250,000	206,667
		415,534
New Hampshire — 0.7%
Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	606,912
New Mexico — 1.8%
Mortgage Finance Authority (FHA) (FMHA) (VA), 6.88%, 1/1/25	575,000	590,945
Mortgage Finance Authority (FNMA) (GNMA),
6.50%, 7/1/25	435,000	445,675
6.75%, 7/1/25	440,000	451,735
		1,488,355
North Carolina — 1.6%
State Commission Medical Care Health Care Facilities, Refunding and Improvements - Upper Valley Medical Center,
Pennybyrn at Maryfield, 6.00%, 10/1/23	1,300,000	1,313,624
Ohio — 4.4%
Miami County Hospital Facilities, 5.25%, 5/15/26	1,000,000	992,970
Richland County Hospital Facilities, (Prefunded 11/15/10 @ 101), Medcentral Health System,
6.13%, 11/15/16 (b)	670,000	729,597
6.38%, 11/15/30 (b)	665,000	728,800
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	349,183
6.38%, 11/15/30	335,000	351,727
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	505,205
		3,657,482
Oklahoma — 1.2%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	995,470
Oregon — 4.9%
County of Washington, Refunding, 4.00%, 12/1/10	3,500,000	3,577,840
Gilliam County Waste Management, (AMT), 5.25%, 7/1/29	500,000	480,630
		4,058,470
Pennsylvania — 2.4%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, 5.75%, 8/15/20	1,000,000	1,015,400
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	1,010,810
		2,026,210
Puerto Rico — 11.7%
Commonwealth of Puerto Rico, Improvement, Series A, 5.00%, 7/1/28	4,000,000	3,984,560
Puerto Rico Electric Power Authority (CIFG), 4.25%, 7/1/27	1,500,000	1,436,010
Puerto Rico Electric Power Authority (MBIA), 5.25%, 7/1/29	4,000,000	4,393,840
		9,814,410
South Carolina — 4.5%
Educational Facilities Authority, Wofford College, 4.50%, 4/1/30	750,000	701,760
Environmental Improvement Revenue, Georgetown County, International Paper (AMT), 5.55%, 12/1/29	650,000	631,202
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health
6.13%, 8/1/23	250,000	264,095
6.38%, 8/1/34, (Prerefunded 8/1/13 @ 100) (b)	40,000	45,843
State Public Service Authority, Santee Cooper (MBIA), 5.00%, 1/1/30	2,000,000	2,087,760
		3,730,660
South Dakota — 5.7%
Deadwood, Certificates of Participation (ACA), 5.00%, 11/1/20	1,000,000	998,070
Sioux Falls Health Facilities, Dow Rummel Village Project (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 (b)	620,000	711,431

2007 Quarterly Report	3	American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (continued)

	Principal
	Amount/	Market
Description of Security	Shares	Value (a)
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	$1,000,000	$1,004,600
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	2,019,960
		4,734,061
Tennessee — 3.3%
Johnson City Health and Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 (b)	1,000,000	1,134,040
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	240,000	273,626
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	410,000	467,445
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (b)	750,000	844,845
		2,719,956
Texas — 18.9%
Abilene Health Facility Development Revenue, Sears Methodist Retirement,
5.88%, 11/15/18	1,150,000	1,158,786
6.00%, 11/15/29	500,000	496,965
Cypress-Fairbanks Independent School District (PFS), 4.50%, 2/15/28	3,000,000	2,968,410
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	42,538
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), 7.00%, 2/15/26 (b)	1,500,000	1,797,090
Lufkin Health Facilities Development, Corporate Revenue, Memorial Health Systems-East Texas
5.50%, 2/15/32	850,000	848,793
5.50%, 2/15/37	1,000,000	991,290
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	603,696
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project,
5.50%, 11/15/25	200,000	190,146
5.65%, 11/15/35	500,000	473,815
Tyler Health Facility, Mother Frances Hospital, 5.00%, 7/1/37	1,100,000	1,035,309
Victoria Independent School District (PSF), 5.00%, 2/15/32	5,000,000	5,209,400
		15,816,238
Virginia — 6.4%
Higher Education Financing Program, Virginia College Building Authority, 5.00%, 9/1/11	5,000,000	5,313,800
Washington — 1.1%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	940,014
Wyoming — 1.2%
Sweetwater County Solid Waste Disposal Revenue - FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	977,480
Total Municipal Long-Term Securities
(cost: $122,744,881)		124,437,975
Short-Term Investments — 1.3%
Affiliated Money Market Funds (d) -1.2%
First American Prime Obligations Fund, Class Z	387,756	387,756
First American Tax Free Obligations Fund, Class Z	571,746	571,746
		959,502
U.S. Treasury Obligation (e) — 0.1%
U.S. Treasury Bill, 3.15%, 2/21/08	$80,000	$79,426
Total Short-Term Investments
(cost: $1,038,928)		1,038,928

2007 Quarterly Report	4	American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (continued)

Market Value (a)
Total Investments in Securities (f) — 150.2%
(cost: $123,783,809)	$125,476,903
Preferred Shares at Liquidation Value — (52.1)%	(43,500,000)
Other Assets and Liabilities, Net — 1.9%	1,575,832
Total Net Assets — 100.0%	$83,552,735

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price. Security valuations are performed once a week and at the end of each month. As of November 30, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of November 30, 2007.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2007.

(f)
On November 30, 2007, the cost of investments in securities for federal income tax purposes was $123,783,809. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$3,489,555
Gross unrealized depreciation	$(1,796,461)
Net unrealized appreciation	$1,693,094

ACA	—American Capital Access
AMBAC	—American Municipal Bond Assurance Company
AMT	—Alternative Minimum Tax. As of November 30, 2007, the aggregate market value of securities subject to the AMT is $16,361,895 which represents 19.6% of net assets applicable to common shares.
CIFG	—CDC IXIS Financial Guaranty
CMI	—California Mortgage Insurance Program
FGIC	—Financial Guaranty Insurance Corporation
FHA	—Federal Housing Authority
FMHA	—Farmers Home Administration
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
MBIA	—Municipal Bond Insurance Association
PSF	—Permanent School Fund
VA	—Veterans Administration

2007 Quarterly Report	5	American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (concluded)

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures	40	$(4,556,876)	December 2007	$(55,651)

2007 Quarterly Report	6	American Municipal Income Portfolio

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:   /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

By:   /s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer

Date: January 17, 2008